Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories

	2022	2021
Stockpiles of ore(1)	$46,060	$30,137
Gold in-circuit(2)	48,358	8,108
Ore on leach pads	28,025	17,314
Gold doré	17	25
Copper and gold concentrate	15,226	13,702
Molybdenum inventory(3)	105,060	86,090
Total product inventories	242,746	155,376
Supplies (net of provision)(4)	74,053	65,844
Total inventories	$316,799	$221,220
(1)Includes ore in stockpiles that might or might not be scheduled for processing within the next 12 months, but available on-demand.
(2)Includes $46.9 million being the cost of stored gold-in-carbon inventory at the adsorption, desorption and recovery (“ADR”) plant at the Öksüt Mine.
(3)Includes a positive mark-to-market adjustment of $28.5 million (2021 - nil). During the year ended December 31, 2022, impairment losses of $2.9 million (2021 - nil) were recorded within production costs to reduce the carrying value of molybdenum inventories to their net realizable value.
(4)Net of a provision for supplies inventory obsolescence of $10.7 million as at December 31, 2022 (December 31, 2021 - $8.4 million). The non-current portion of supplies inventory is included in other non-current assets.